J.P. MORGAN INCOME FUNDS

JPMorgan Unconstrained Debt Fund

(the “Fund”)

(Class A, Class C, and Class I Shares)

(a series of JPMorgan Trust I)

Supplement dated July 18, 2019

to the Summary Prospectus and Prospectus dated July 1, 2019

CHANGE IN BENCHMARK. Effective immediately, the Fund will change one of its benchmarks. The Lipper Alternative Credit Focus Funds Index will be removed and the Lipper Absolute Returns Bond Index will be added.

The first paragraph of “The Fund’s Past Performance” and the “Average Annual Total Returns” table in the “Risk/Return Summary” section of the Summary Prospectus and Prospectus are revised with the following:

The Fund’s Past Performance

This section provides some indication of the risks of investing in the Fund. The bar chart shows how the performance of the Fund’s Class I Shares has varied from year to year for the past eight calendar years. The table shows the average annual total returns for the past one year, five years and life of the Fund. The table compares that performance to the Bloomberg Barclays U.S. Aggregate Index, the ICE BofAML 3-Month US Treasury Bill Index, and the Lipper Absolute Returns Bond Index, an index based on the total returns of certain mutual funds within the Fund’s designated category as determined by Lipper. Unlike the other indexes, the Lipper index includes the fees and expenses of the mutual funds included in the indexes. Past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. Updated performance information is available by visiting www.jpmorganfunds.com or by calling 1-800-480-4111. Effective October 22, 2014, the Fund adopted an 80% policy. The Fund’s past performance would have been different if the Fund was managed by this policy.

AVERAGE ANNUAL TOTAL RETURNS (For periods ended December 31, 2018)

	Past 1 Year	Past 5 Years	Life of Fund (since 12/01/2010)
CLASS I SHARES
Return Before Taxes	-1.87%	1.81%	2.66%
Return After Taxes on Distributions	-3.28	0.29	1.28
Return After Taxes on Distributions and Sale of Fund Shares	-1.09	0.70	1.45

CLASS A SHARES
Return Before Taxes	-5.72	0.77	1.92

CLASS C SHARES
Return Before Taxes	-3.50	1.04	1.89

BLOOMBERG BARCLAYS U.S. AGGREGATE INDEX
(Reflects No Deduction for Fees, Expenses, or Taxes)	0.01	2.52	2.72

ICE BOFAML 3-MONTH US TREASURY BILL INDEX
(Reflects No Deduction for Fees, Expenses, or Taxes)	1.87	0.63	0.42

LIPPER ABSOLUTE RETURNS BOND INDEX[1]
(Reflects No Deduction for Taxes)	-0.82	1.94	2.41

1	Effective July 18, 2019, the Fund’s benchmark changed from the Lipper Alternative Credit Focus Funds Index to the Lipper Absolute Returns Bond Index.

INVESTORS SHOULD RETAIN THIS SUPPLEMENT WITH THE

SUMMARY PROSPECTUS AND THE PROSPECTUS FOR FUTURE REFERENCE

SUP-UD-BM-719

J.P. MORGAN INCOME FUNDS

JPMorgan Unconstrained Debt Fund

(the “Fund”)

(Class R2, Class R5 and Class R6 Shares)

(a series of JPMorgan Trust I)

Supplement dated July 18, 2019

to the Summary Prospectus and Prospectus dated July 1, 2019

CHANGE IN BENCHMARK. Effective immediately, the Fund will change one of its benchmarks. The Lipper Alternative Credit Focus Funds Index will be removed and the Lipper Absolute Returns Bond Index will be added.

The first paragraph of “The Fund’s Past Performance” and the “Average Annual Total Returns” table in the “Risk/Return Summary” section of the Summary Prospectus and Prospectus are revised with the following:

The Fund’s Past Performance

This section provides some indication of the risks of investing in the Fund. The bar chart shows how the performance of the Fund’s Class R2 Shares has varied from year to year for the past eight calendar years. The table shows the average annual total returns for the past one year, five years and life of the Fund. The table compares that performance to the Bloomberg Barclays U.S. Aggregate Index, the ICE BofAML 3-Month US Treasury Bill Index, and the Lipper Absolute Returns Bond Index, an index based on the total returns of certain mutual funds within the Fund’s designated category as determined by Lipper. Unlike the other indexes, the Lipper index includes the fees and expenses of the mutual funds included in the indexes. The performance of Class R6 Shares in the performance table is based on the performance of Class R5 Shares prior to the inception of Class R6 Shares. The actual returns of Class R6 Shares would have been different than those shown because Class R6 Shares have different expenses than Class R5 Shares. Past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. Updated performance information is available by visiting www.jpmorganfunds.com or by calling 1-800-480-4111. Effective October 22, 2014, the Fund adopted an 80% policy. The Fund’s past performance would have been different if the Fund was managed by this policy.

AVERAGE ANNUAL TOTAL RETURNS (For periods ended December 31, 2018)

	Past 1 Year	Past 5 Years	Life of Fund (since 12/01/2010)
CLASS R2 SHARES
Return Before Taxes	-2.36%	1.26%	2.12%
Return After Taxes on Distributions	-3.54	-0.04	0.95
Return After Taxes on Distributions and Sale of Fund Shares	-1.39	0.38	1.13

CLASS R5 SHARES
Return Before Taxes	-1.77	1.95	2.83

CLASS R6 SHARES
Return Before Taxes	-1.72	2.00	2.86

BLOOMBERG BARCLAYS U.S. AGGREGATE INDEX
(Reflects No Deduction for Fees, Expenses, or Taxes)	0.01	2.52	2.72

ICE BOFAML 3-MONTH US TREASURY BILL INDEX
(Reflects No Deduction for Fees, Expenses, or Taxes)	1.87	0.63	0.42

LIPPER ABSOLUTE RETURNS BOND INDEX[1]
(Reflects No Deduction for Taxes)	-0.82	1.94	2.41

1	Effective July 18, 2019, the Fund’s benchmark changed from the Lipper Alternative Credit Focus Funds Index to the Lipper Absolute Returns Bond Index.

INVESTORS SHOULD RETAIN THIS SUPPLEMENT WITH THE

SUMMARY PROSPECTUS AND THE PROSPECTUS FOR FUTURE REFERENCE

SUP-UD-BM-719

J.P. MORGAN INCOME FUNDS

JPMorgan Unconstrained Debt Fund

(the “Fund”)

(Class T Shares)

(a series of JPMorgan Trust I)

Supplement dated July 18, 2019

to the Prospectus dated July 1, 2019

CHANGE IN BENCHMARK. Effective immediately, the Fund will change one of its benchmarks. The Lipper Alternative Credit Focus Funds Index will be removed and the Lipper Absolute Returns Bond Index will be added.

The first paragraph of “The Fund’s Past Performance” and the “Average Annual Total Returns” table in the “Risk/Return Summary” section of the Prospectus are revised with the following:

The Fund’s Past Performance

This section provides some indication of the risks of investing in the Fund. Because Class T Shares have not yet commenced operations as of the date of this prospectus, the bar chart shows how the performance of the Fund’s Class A Shares (which are not offered in this prospectus) has varied from year to year for the past eight calendar years. The table shows the average annual total returns for the past one year, five years and life of the Fund. The table compares that performance to the Bloomberg Barclays U.S. Aggregate Index, the ICE BofAML 3-Month US Treasury Bill Index, and the Lipper Absolute Returns Bond Index, an index based on the total returns of certain mutual funds within the Fund’s designated category as determined by Lipper. Unlike the other indexes, the Lipper index includes the fees and expenses of the mutual funds included in the indexes. Past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. Updated performance information is available by visiting www.jpmorganfunds.com or by calling 1-800-480-4111. Effective October 22, 2014, the Fund adopted an 80% policy. The Fund’s past performance would have been different if the Fund was managed by this policy.

AVERAGE ANNUAL TOTAL RETURNS (For periods ended December 31, 2018)

	Past 1 Year	Past 5 Years	Life of Fund (since 12/01/2010)
CLASS A SHARES
Return Before Taxes	-5.72%	0.77%	1.92%
Return After Taxes on Distributions	-6.98	-0.63	0.65
Return After Taxes on Distributions and Sale of Fund Shares	-3.38	-0.04	0.93

BLOOMBERG BARCLAYS U.S. AGGREGATE INDEX
(Reflects No Deduction for Fees, Expenses, or Taxes)	0.01	2.52	2.72

ICE BOFAML 3-MONTH US TREASURY BILL INDEX
(Reflects No Deduction for Fees, Expenses, or Taxes)	1.87	0.63	0.42

LIPPER ABSOLUTE RETURNS BOND INDEX[1]
(Reflects No Deduction for Taxes)	-0.82	1.94	2.41

1	Effective July 18, 2019, the Fund’s benchmark changed from the Lipper Alternative Credit Focus Funds Index to the Lipper Absolute Returns Bond Index.

INVESTORS SHOULD RETAIN THIS SUPPLEMENT

WITH THE PROSPECTUS FOR FUTURE REFERENCE

SUP-UD-BM-719